Leases - Maturity of operating lease liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Maturity of operating lease liabilities
2024	¥ 2,469
2025	135
Total future minimum payments	2,604
Less: interest	60
Present value of operating lease liabilities	¥ 2,544	¥ 4,477